High Income Opportunity Fund Inc.


================================================================================
Prospectus                                                      January 31, 1996
================================================================================


     388 Greenwich Street
     New York, New York 10013
     (212) 723-9218

     The High Income Opportunity Fund Inc. is a diversified, closed-end management investment company. The Fund's primary investment objective is to seek high current income with capital appreciation as a secondary objective. The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 65% of its assets in high-yielding corporate bonds, debentures and notes. Up to 35% of the Fund's assets may be invested in common stock or other equity-related securities, including convertible securities, preferred stock, warrants and rights. Securities purchased by the Fund will generally be rated in the lower rating categories of nationally recognized securities rating organizations, as low as C by Moody's Investors Service, Inc. or D by Standard & Poor's Ratings Group, or in non-rated income securities that Smith Barney Mutual Funds Management Inc. determines to be of comparable quality. The Fund will not purchase securities rated lower than B by both Moody's and S&P, if, immediately after such purchase, more than 10% of the Fund's total assets are invested in such securities. The Fund may invest in securities rated higher than Ba by Moody's and BB by S&P without limitation when the difference in yields between quality classifications is relatively narrow.

     Investments in lower grade securities, also called "junk bonds", are subject to special risks, including a greater risk of loss of principal and non-payment of interest. There is no assurance that the Fund will achieve its investment objectives. The shares of closed-end investment companies have in the past frequently traded at discounts from their net asset values. Investors should carefully assess the risks associated with an investment in the Fund. See "Investment Objectives and Policies" and "Risk Factors and Special Considerations."

                                                           (Continued on page 2)

SMITH BARNEY INC.
Distributor

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

High Income Opportunity Fund Inc.


================================================================================
Prospectus (continued)                                          January 31, 1996
================================================================================

     This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated January 31, 1996 containing additional information about the Fund has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Statement of Additional Information, the table of contents of which appears on page 26 of this Prospectus, may be obtained without charge by calling or writing to the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant.


     Smith Barney Inc. ("Smith Barney") intends to make a market in the Fund's Common Stock, although it is not obligated to conduct market-making activities and any such activities may be discontinued at any time, without notice by Smith Barney. The shares of Common Stock that may be offered from time to time pursuant to this Prospectus were issued and sold by the Fund on October 21, 1993 in an initial public offering at a price of $12.50 per share. No assurance can be given as to the liquidity of, or the trading market for, the Common Stock as a result of any market-making activities undertaken by Smith Barney. The Fund will not receive any proceeds from the sale of any Common Stock offered pursuant to this Prospectus. The Fund's shares of common stock have been approved for listing on the New York Stock Exchange under the symbol "HIO".

     All dealers effecting transactions in the registered securities, whether or not participating in this distribution, may be required to deliver a Prospectus.

High Income Opportunity Fund Inc.
================================================================================
Table of Contents
================================================================================
Prospectus Summary                                                             4
--------------------------------------------------------------------------------
Fund Expenses                                                                6
--------------------------------------------------------------------------------
Financial Highlights                                                           7
--------------------------------------------------------------------------------
The Fund                                                                       8
--------------------------------------------------------------------------------
The Offering                                                                   8
--------------------------------------------------------------------------------
Use of Proceeds                                                                8
--------------------------------------------------------------------------------
Investment Objectives and Policies                                             8
--------------------------------------------------------------------------------
Risk Factors and Special Considerations                                       10
--------------------------------------------------------------------------------
Investment Practices                                                          12
--------------------------------------------------------------------------------
Share Price Data                                                              16
--------------------------------------------------------------------------------
Taxation                                                                      17
--------------------------------------------------------------------------------
Management of the Fund                                                        20
--------------------------------------------------------------------------------
Dividends and Distributions                                                   21
--------------------------------------------------------------------------------
Dividend Reinvestment Plan                                                    21
--------------------------------------------------------------------------------
Repurchase of Shares                                                          23
--------------------------------------------------------------------------------
Description of Shares                                                         24
--------------------------------------------------------------------------------
Custodian and Transfer Agent                                                  25
--------------------------------------------------------------------------------
Experts                                                                       25
--------------------------------------------------------------------------------
Other Information                                                           26
--------------------------------------------------------------------------------
Ratings (Appendix A)                                                         A-1
--------------------------------------------------------------------------------



================================================================================

     No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

================================================================================

High Income Opportunity Fund Inc.
================================================================================
Prosectus Summary
================================================================================

The following summary is qualified in its entirety by detailed information included elsewhere in this Prospectus. Cross-references in this summary are to headings in the body of the Prospectus.

     THE FUND The High Income Opportunity Fund Inc. (the "Fund") is a diversified, closed-end management investment company. See "The Fund."

     INVESTMENT OBJECTIVES The Fund seeks high current income. Capital appreciation is a secondary objective. See "Investment Objectives and Policies."

     INVESTMENTS The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 65% of its assets in high-yielding corporate debt obligations and preferred stock. Up to 35% of the Fund's assets may be invested in common stock or common stock equivalents, including options, warrants and rights. Although the Fund may invest in securities of any maturity, under current market conditions the Fund intends that its portfolio will have an average remaining maturity of between 5 and 10 years. Fixed-income securities purchased by the Fund generally will be rated in the lower rating categories of nationally recognized security rating organizations, as low as C by Moody's Investors Service, Inc. ("Moody's") or D by Standard & Poor's Ratings Group ("S&P"), or in non-rated securities that Smith Barney Mutual Funds Management Inc., the Fund's investment manager, deems of comparable quality. However, the Fund will not purchase securities rated lower than B by both Moody's and S&P if more than 10% of its total assets are invested in such securities immediately after such purchase. The Fund may invest up to 20% of its assets in the securities of foreign issuers that are denominated in currencies other than the U.S. dollar and may invest without limitation in securities of foreign issuers that are denominated in U.S. dollars. There is no guarantee that the Fund's investment objectives will be achieved. See "Investment Objectives and Policies."

     THE OFFERING Smith Barney intends to make a market in the Common Stock in addition to the trading of the Common Stock on the NYSE. Smith Barney, however, is not obligated to conduct market-making activities and any such activities may be discontinued at any time without notice, at the sole discretion of Smith Barney.

     LISTING NYSE.

     SYMBOL HIO.


     INVESTMENT MANAGER The Greenwich Street Advisors Division of Smith Barney Mutual Funds Management Inc. is the Fund's investment manager (the "Investment Manager"). The Investment Manager was incorporated in 1968 and currently manages approximately $68 billion of assets. The Fund pays the Investment Manager a fee for services provided to the Fund that is computed daily and paid monthly at the

High Income Opportunity Fund Inc.
================================================================================
Prosectus Summary (continued)
================================================================================


annual rate of 1.15% of the value of the Fund's average daily net assets. This fee is higher than the rates for similar services paid by other publicly offered, closed-end, management investment companies that have investment objectives and policies similar to those of the Fund. The Fund will bear other expenses and costs in connection with its operation in addition to the costs of investment management services. See "Management of the Fund."


     CUSTODIAN PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian. See "Custodian and Transfer Agent."


     TRANSFER AGENT First Data Investor Services Group, Inc. ("First Data") (formerly known as The Shareholder Services Group, Inc.), a subsidiary of First Data Corporation, serves as the Fund's transfer agent, dividend-paying agent and registrar. See "Custodian and Transfer Agent."


     DIVIDENDS AND DISTRIBUTIONS The Fund expects to pay monthly dividends of net investment income (income other than net realized capital gains) and to distribute net realized capital gains, if any, annually. All dividends or distributions with respect to shares of Common Stock are reinvested automatically in additional shares through participation in the Fund's Dividend Reinvestment Plan, unless a shareholder elects to receive cash. See "Dividends and Distributions" and "Dividend Reinvestment Plan."

     RISK FACTORS AND SPECIAL CONSIDERATIONS The Fund is a closed-end investment company. The net asset value of the Common Stock will change with changes in the value of the securities held by the Fund. Because the Fund invests primarily in fixed-income securities, the net asset value of the Common Stock can be expected to change as levels of interest rates fluctuate. The value of the fixed-income securities held by the Fund, and thus the Fund's net asset value, may also be affected by other economic, market and credit factors. See "Risk Factors and Special Considerations."

     The Fund will invest in lower-rated securities and non-rated securities of comparable quality. Generally, these securities offer a higher return potential than higher-rated securities but involve greater volatility of price and risk of loss of income and principal including the possibility of default or bankruptcy of the issuers of such securities. Lower-rated and comparable non-rated securities will likely have large uncertainties or major risk exposures to adverse conditions and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Securities rated lower than B by both Moody's and S&P, including bonds rated as low as C by Moody's or D by S&P, can be regarded as having extremely poor prospects of ever attaining any real investment standing and may be in default with payment of interest and/or repayment of principal in arrears. Accordingly, it is possible that these types of factors could, in

High Income Opportunity Fund Inc.
================================================================================
Prosectus Summary (continued)
================================================================================

certain instances, reduce the value of securities held by the Fund, with a commensurate effect on the value of the Fund's shares. See "Investment Objectives and Policies" and "Risk Factors and Special Considerations."

     Certain of the instruments held by the Fund, and certain investment techniques that the Fund may employ, might expose the Fund to special risks. The instruments exposing the Fund to special risks include lower-rated and non-rated securities, convertible and synthetic convertible securities, foreign securities, non-publicly traded and illiquid securities and securities of developing countries and unseasoned issuers. The Fund's use of investment techniques such as financial futures and options transactions, currency exchange and foreign currency option transactions, securities transactions on a when-issued or delayed delivery basis, repurchase agreements and lending portfolio securities likewise pose special risks to the Fund. See "Risk Factors and Special Considerations" and "Investment Practices."

     The Fund's Articles of Incorporation include provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund and of depriving shareholders of an opportunity to sell their shares of Common Stock at a premium over prevailing market prices. See "Description of Shares."

================================================================================
Fund Expenses
================================================================================


     The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund based, unless otherwise noted, on the Fund's operating expenses for its most recent fiscal year:

--------------------------------------------------------------------------------
Annual Expenses
   (as a percentage of net assets)
   Management Fees                                                     1.15%
   Other Expenses*                                                     0.05%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                   1.20%
================================================================================

* "Other Expenses", as shown above, is based upon amounts of expenses for the fiscal year ended September 30, 1995.

     EXAMPLE The following example is intended to assist an investor in understanding the various costs that an investor in the Portfolio will bear directly or indirectly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. An investor would pay the following expenses on a $1,000 investment in the Fund, assuming a 5.00% annual return:

                   Year                 One        Three       Five       Ten
--------------------------------------------------------------------------------
                                        $12         $38        $66        $145
--------------------------------------------------------------------------------


     The above example should not be considered a representation of past or future expenses or performance, and the Fund's actual expenses may be more or less than those shown. For a more complete description of these costs and expenses, see "Management of the Fund."

High Income Opportunity Fund Inc.
================================================================================
Financial Highlights
================================================================================


     The following information for the year ended September 30, 1995 and for the period from October 22, 1993 to September 30, 1994 has been audited in conjunction with the annual audit of the financial statements of the Fund by KPMG Peat Marwick LLP, independent auditors. The 1995 financial statements and the independent auditors' report thereon appear in the September 30, 1995 Annual Report to Shareholders. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference.

For a share of capital stock outstanding throughout each period:

                                                      1995          1994(a)(b)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $11.20           $12.50
--------------------------------------------------------------------------------
Income (Loss) From Operations:
Net investment income                                  1.14             1.01*
Net realized and unrealized gain (loss)                0.28            (1.30)
--------------------------------------------------------------------------------
Total income (Loss) from Operations                    1.42            (0.29)
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                               (1.12)           (1.01)
  Capital                                             (0.02)           --
--------------------------------------------------------------------------------
  Total Distributions                                 (1.14)           (1.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                       $11.48           $11.20
--------------------------------------------------------------------------------
Total Return                                          13.99%           (2.32)%++
--------------------------------------------------------------------------------
Net Assets, End of Year (000s)                     $802,050         $782,524
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                             1.20%            1.15%+*
  Net investment income                               10.02             9.09%+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                               59.17%           68.56%
--------------------------------------------------------------------------------
Market Price at End of Period                       $10.500          $10.625
================================================================================
(a) For the period from October 22, 1993 (commencement of operations) to September 30, 1994.
(b)  Based on weighted average shares outstanding for period.
++ Total return is not annualized as it may not be representative of the total return for the year.
+    Annualized.
* The Manager has waived a part of its fee for the period ended September 30, 1994. If such fees were not waived, the per share decrease in net investment income would have been $0.01 and the ratio of expenses to average net assets would have been 1.21% (annualized).

High Income Opportunity Fund Inc.
================================================================================
The Fund
================================================================================

     The Fund is a diversified, closed-end management investment company. The Fund was incorporated under the laws of the State of Maryland on July 30, 1993 and is registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund's principal office is located at 388 Greenwich Street, New York, New York 10013 and its telephone number is (212) 723-9218.

================================================================================
The Offering
================================================================================

     Smith Barney intends to make a market in the Common Stock, although it is not obligated to conduct market-making activities and any such activities may be discontinued at any time without notice at the sole discretion of Smith Barney. No assurance can be given as to the liquidity of, or the trading market for, the Common Stock as a result of any market-making activities undertaken by Smith Barney. This Prospectus is to be used by Smith Barney in connection with offers and sales of the Common Stock in market-making transactions in the over-the-counter market at negotiated prices related to prevailing market prices at the time of the sale.

================================================================================
Use of Proceeds
================================================================================

     The Fund will not receive any proceeds from the sale of any Common Stock offered pursuant to this Prospectus. Proceeds received by Smith Barney as a result of its market-making in Common Stock will be utilized by Smith Barney in connection with its secondary market operations and for general corporate purposes.

================================================================================
Investment Objectives and Policies
================================================================================

     Set out below is a general description of the investment objectives and principal investment policies of the Fund. No assurance can be given that the Fund will be able to achieve its investment objectives. See "Investment Objectives and Policies" and "Investment Restrictions" in the Statement of Additional Information.

     GENERAL

     The Fund's primary investment objective is high current income with capital

High Income Opportunity Fund Inc.
================================================================================
Investment Objectives and Policies (continued)
================================================================================

appreciation as a secondary objective. The Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 65% of its assets in high-yielding corporate debt obligations and preferred stock. Although the Fund may invest in securities of any maturity, under current market conditions the Fund intends that its portfolio will have an average remaining maturity of between 5 and 10 years. The Investment Manager may adjust the Fund's average maturity when, based on interest rate trends and other market conditions, it deems it appropriate to do so. Up to 35% of the Fund's assets may be invested in common stock or common stock equivalents, including options, warrants and rights. Equity investments may be made in securities of companies of any size depending on the relative attractiveness of the company and the economic sector in which it operates. Fixed income securities purchased by the Fund generally will be rated in the lower rating categories of nationally recognized security rating organizations, as low as C by Moody's or D by S&P, or in unrated securities that the Investment Manager deems of comparable quality. However, the Fund will not purchase securities rated lower than B by both Moody's and S&P if more than 10% of its total assets would be invested in such securities immediately after such purchase. The Fund may invest in securities rated higher than Ba by Moody's and BB by S&P without limitation when the difference in yields between quality classifications is relatively narrow.

     For temporary defensive purposes when the Investment Manager anticipates adverse market conditions, the Fund may invest in securities rated higher than Ba by Moody's and BB by S&P. Investments in higher rated issues may serve to lessen a decline in net asset value but may also affect the amount of current income produced by the Fund, since the yields from such issues are usually lower than those from lower rated issues. A general description of Moody's and S&P's ratings of corporate bonds is set forth in Appendix A to the Prospectus. The Fund may also invest without limitation in money market instruments, including commercial paper of domestic and foreign corporations, certificates of deposit, bankers' acceptances and other obligations of banker repurchase agreements and short-term obligations issued or guaranteed by the United States government or its agencies. The yield on these securities will tend to be lower than the yield on other securities to be purchased by the Fund.

     The Fund may lend its portfolio securities and purchase or sell securities on a when-issued or delayed-delivery basis. The Fund does not intend to leverage its investments although it reserves the right to do so. The Fund may hedge against possible declines in the value of its investments by entering into interest rate futures contracts and related options, swaps and other financial instruments.

High Income Opportunity Fund Inc.
================================================================================
Investment Objectives and Policies (continued)
================================================================================

     The Fund may invest up to 20% of its assets in the securities of foreign issuers that are denominated in currencies other than the U.S. dollar and may invest without limitation in securities of foreign issuers that are denominated in U.S. dollars. In order to mitigate the effects of uncertainty in future currency exchange rates affecting the Fund's non-dollar investments, the Fund may engage in various currency-related hedging transactions, currency exchange transactions and currency futures contracts and related options and purchase options on foreign currencies.

     A more detailed description of the Fund's investment policies, restrictions and techniques is included in the Statement of Additional Information.

================================================================================
Risk Factors and Special Considerations
================================================================================

     Investments in lower-rated securities are subject to special risks, including a greater risk of loss of principal and non-payment of interest. There is no assurance that the Fund will achieve its investment objective. An investor should carefully consider the following factors before purchasing shares of the Fund's Common Stock:

     LOWER-RATED AND NON-RATED SECURITIES.

     Generally, lower-rated securities offer a higher return potential than higher-rated securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of such securities. Lower-rated securities and comparable non-rated securities will likely have large uncertainties or major risk exposure to adverse conditions and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by the Fund, with a commensurate effect on the value of the Fund's shares.

     The markets in which lower-rated securities or comparable non-rated securities are traded generally are more limited than those in which higher-rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for the Fund to purchase and also may restrict the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value or to sell securities at their fair value. The public market for lower-rated securities and comparable non-rated securities is relatively new and has not fully weathered a major economic recession. Any such economic downturn could

High Income Opportunity Fund Inc.
================================================================================
Risk Factors and Special Considerations (continued)
================================================================================

adversely affect the ability of issuers' lower-rated securities to repay principal and pay interest thereon.

     While the market values of lower-rated securities and comparable non-rated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated securities and comparable non-rated securities generally present a higher degree of credit risk. Issuers of lower-rated securities and comparable non-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated securities and comparable non-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

     Fixed-income securities, including lower-rated securities and comparable non-rated securities, frequently have call and buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return to the Fund.

     Up to 10% of the Fund's assets may be invested in securities rated lower than B by both Moody's and S&P. Securities which are rated Ba by Moody's or BB by S&P have speculative characteristics with respect to capacity to pay interest and repay principal. Securities which are rated B generally lack characteristics of the desirable investment and assurance of interest and principal payments over any long period of time may be small. Securities which are rated Caa or CCC or below are of poor standing. Those issues may be in default or present elements of danger with respect to principal or interest. Securities rated C by Moody's and D by S&P are the lowest rating class and indicate that payments are in default, or that a bankruptcy petition has been filed with respect to the issuer or that the issuer is regarded as having extremely poor prospects. A general description of Moody's and S&P's ratings of corporate bonds is set forth in Appendix A to the Prospectus.

     In general, the ratings of nationally recognized statistical rating organizations represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective,

High Income Opportunity Fund Inc.
================================================================================
Risk Factors and Special Considerations (continued)
================================================================================

and are not absolute standards of quality and do not evaluate the market value risk of the securities. It is possible that an agency might not change its rating of a particular issue to reflect subsequent events. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities, but the Fund also will rely upon the independent advice of the Investment Manager to evaluate potential investments.

     In light of these risks, the Investment Manager will take various factors into consideration in evaluating the creditworthiness of an issue, whether rated or non-rated. These factors may include, among others, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

================================================================================
Investment Practices
================================================================================

     In connection with the investment objectives and policies described above, the Fund may, but is not required to, utilize various investment techniques to earn income, facilitate portfolio management and mitigate risk. These investment techniques utilize convertible securities, interest rate and currency futures contracts, put and call options on such futures contracts, currency exchange transactions, illiquid securities, securities of unseasoned issuers and securities of foreign governments and corporations including those of developing countries. Such techniques are generally accepted by modern portfolio managers and are regularly utilized by many investment companies and other institutional investors. These investment practices entail risks. Although the Investment Manager believes that these investment techniques may assist the Fund in achieving its investment objective, no assurance can be given. Any or all of the investment techniques available to the Investment Manager described below may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, since the use of any investment technique is a function of numerous variables including market conditions.

     Convertible Securities and Synthetic Convertible Securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible

High Income Opportunity Fund Inc.
================================================================================
Investment Practices (continued)
================================================================================

securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities.

     Convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.

     Futures Contracts and Options on Futures Contracts. The Fund may enter into interest rate and currency futures contracts and may purchase and sell put and call options on such futures contracts. The Fund will enter into such transactions for hedging purposes or for other appropriate risk-management purposes permitted under the rules and regulations of the Commodity Futures Trading Commission and the Securities and Exchange Commission (the "SEC").

     While the Fund may enter into futures contracts and options on futures contracts for bona fide hedging and other appropriate risk management purposes, the use of futures contracts and options on futures contracts might result in a poorer overall performance for the Fund than if it had not engaged in these particular types of transactions. If, for example, the Fund had insufficient cash, it may have to sell a portion of its underlying portfolio of securities in order to meet daily variation margin requirements on its futures contracts or options on futures contracts at a time when it may be disadvantageous to do so. There may be an imperfect correlation between the Fund's portfolio holdings and futures contracts or options on futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Further, the Fund's use of futures contracts and options on futures contracts to reduce risk involves cost and will be subject to the Investment Manager's ability to predict correctly changes in interest rate relationships or other factors. No assurance can be given that the Investment Manager's judgment in this respect will be correct.

     Foreign Securities. There are certain risks involved in investing in securities of companies and governments of foreign nations which are in addition to the usual risk inherent in domestic investments. These risks include those resulting from devaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, the relative lack of public

High Income Opportunity Fund Inc.
================================================================================
Investment Practices (continued)
================================================================================

information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The net asset value of the Fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar.

     Currency Exchange Transactions. The Fund may engage in currency exchange transactions and purchase exchange-traded put and call options on foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency for an agreed-upon price at an agreed-upon date, which may be any fixed number of days from the date of the contract agreed upon by the parties. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of the currency increase.

     At or before the maturity of a forward contract, the Fund either may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the security which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency that it has agreed to purchase exceeds the price of the currency that it has agreed to sell.

     The cost to the Fund of engaging in currency transactions varies with the factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

High Income Opportunity Fund Inc.
================================================================================
Investment Practices (continued)
================================================================================

     Options on Foreign Currencies. The Fund may purchase options on a foreign currency in which securities held by the Fund are denominated to protect against a decline in the value of the currency in relation to the currency in which the exercise price is denominated. The benefit to the Fund derived from purchase of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates. Options on foreign currencies purchased by the Fund may be traded on domestic and foreign exchanges or traded over-the-counter.

     When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued basis, or may purchase or sell securities for delayed delivery. In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but no payment or delivery will be made by the Fund prior to the actual delivery or payment by the other party to the transaction. Securities purchased on a when-issued or delayed delivery basis may expose the Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

     Lending Securities. The Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations, but it will not lend securities to any affiliate of the Investment Manager, including Smith Barney, unless the Fund applies for and receives specific authority to do so from the SEC.

     Short Sales Against the Box. The Fund may make short sales of securities in order to reduce market exposure and/or to increase its income if, at all times when a short position is open, the Fund owns an equal or greater amount of such securities or owns preferred stock, debt or warrants convertible or exchangeable into an equal or greater number of the shares of the securities sold short. Short sales of this kind are referred to as short sales "against the box."

     Non-Publicly Traded and Illiquid Securities. The Fund may invest up to 20% of its assets in illiquid securities. The sale of securities that are not publicly traded is typically restricted under the federal securities laws. As a result, the Fund may be forced to sell these securities at less than fair market value or may not be able to sell them when the Investment Manager believes it desirable to do so. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a buyer is not available at a price that the Fund deems representative of its

High Income Opportunity Fund Inc.
================================================================================
Investment Practices (continued)
================================================================================

value, the value of the Fund's net assets could be adversely affected.

     Securities of Unseasoned Issuers. Securities in which the Fund may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, the issuers of certain securities may lack a significant operating history and be dependent on products or services without an established market share.

     Securities of Developing Countries. A developing country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile and have provided higher returns than the markets of the more mature economies of developed countries.

     See the Statement of Additional Information for a detailed description of the Fund's investment practices.

================================================================================
Share Price Data
================================================================================

     The Fund's Common Stock is listed on the NYSE under the symbol "HIO." Smith Barney also intends to make a market in the Common Stock.

     The following table sets forth for the Fund's Common Stock the following information for each quarterly period during the last two fiscal years: high and low sales prices and net asset values; sales price and net asset value at quarter-end, and the premium (discount) of the sales price to net asset value at quarter-end.


                                                    NYSE
                         NYSE            NAV      Price at    NAV at
                         Price          Price     Quarter-   Quarter-   Premium
Three Months Ended       Range          Range        End        End   (Discount)
================================================================================
12/31/93*           $12.50-$12.25   $12.69-$12.49  $12.38     $12.56     (1.47)%
 3/31/94             12.63- 11.00    12.79- 12.06   11.00      12.06     (8.79)
 6/30/94             11.88- 10.63    12.02- 11.65   11.38      11.67     (2.53)
 9/30/94             11.38- 10.69    11.67- 11.18   10.63      11.20     (5.13)
12/31/94             10.63-  9.63    11.21- 10.66    9.75      10.78     (9.55)
 3/31/95             11.06-  9.88    11.11- 10.72   10.38      11.11     (6.66)
 6/30/95             11.25- 10.38    11.50- 11.11   10.63      11.36     (6.47)
 9/30/95             10.88- 10.50    11.58- 11.37   10.50      11.48     (8.54)
12/31/95             11.00- 10.50    11.47- 11.62   10.50      11.62     (9.64)
================================================================================

*The Fund commenced operations on October 22, 1993.

High Income Opportunity Fund Inc.
================================================================================
Share Price Data (continued)
================================================================================


     As of January 22, 1996, the price per share of Common Stock as quoted on the NYSE was $10.9375, representing a 6.36% discount from the Common Stock's net asset value calculated on that day.


================================================================================
Taxation
================================================================================

     The following is a summary of the material Federal tax considerations affecting the Fund and its Common Stockholders; see the Statement of Additional Information for a further discussion. In addition to the considerations described below and in the Statement of Additional Information, which are applicable to any investment in the Fund, there may be other Federal, state, local or foreign tax considerations applicable to particular investors. Prospective stockholders are therefore urged to consult their tax advisers with respect to the tax consequences to them of an investment in the Fund.

     TAXATION OF THE FUND

     The Fund intends to qualify each year and elect to be treated as a regulated investment company for federal income tax purposes. In order to so qualify, the Fund must satisfy certain tests regarding the nature of its income and assets. If the Fund qualifies as a regulated investment company and distributes to its stockholders at least 90% of its net investment income, then the Fund will not be subject to federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income. In addition, the Fund will be subject to a nondeductible 4% excise tax on the amount by which the income it distributes in any calendar year is less than a required amount.

     The Fund may acquire securities which do not pay interest currently in an amount equal to their effective interest rate, such as zero coupon, pay-in-kind, or delayed interest securities. As the holder of such a security, the Fund is required to include in taxable income the portion of the excess of the stated value of the security at maturity, plus any interest that is not paid currently, over its issue price ("original issue discount") that accrues on the security for the taxable year, even if the Fund receives no payment on the security during the year. Because the Fund must distribute annually substantially all of its investment company taxable income, including any original issue discount, in order to qualify as a RIC and to avoid imposition of the 4% excise tax, the Fund may be required in a particular year to distribute dividends in an amount that is greater than the total amount of cash the Fund actually receives as distributions on the securities it owns. Those distributions will be made from

High Income Opportunity Fund Inc.
================================================================================
Taxation (continued)
================================================================================

the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease the Fund's investment company taxable income or net capital gain.

     The Fund may also acquire securities at a market discount. Market discount is generally equal to (other than in the case of an obligation issued with original issue discount) the excess of the price of the obligation at issuance over the purchase price at which it is acquired by a subsequent purchaser. Market discount is treated as interest income, rather than as capital gain, when ultimately recognized by the purchaser. The market discount rules may cause the Fund to recognize more ordinary, and less capital gain, than would be the case if the Fund had acquired securities at a price equal to that at which the securities had originally been issued.

     Foreign Taxes. Dividends and interest on foreign securities held by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors. The Fund does not expect to be eligible to pass through any such taxes to the Fund's stockholders. As a result, any such taxes imposed on the Fund would not be deductible or creditable by the Fund's stockholders.

     TAXATION OF STOCKHOLDERS

     Distributions. In general, all distributions to stockholders attributable to the Fund's net investment income will be taxable as ordinary income whether paid in cash or reinvested in additional shares of Common Stock pursuant to the Dividend Reinvestment Plan.

     Although the Fund does not expect to realize significant net capital gains, to the extent the Fund does realize net capital gains, it intends to distribute such gains at least annually and designate them as capital gain dividends. Capital gain dividends are taxable as long-term capital gains, whether paid in cash or reinvested in additional shares of Common Stock, regardless of how long the shares have been held. The Fund may elect to retain its net capital gain and pay corporate income tax thereon. In such event, the Fund would most likely make an election which would require each stockholder of record on the last day of the Fund's taxable year to include in income for tax purposes his proportionate share of the Fund's undistributed net capital gain. If such an election is made, each stockholder would be entitled to credit his proportionate share of the tax paid by the Fund against his federal income tax liabilities and to claim refunds

High Income Opportunity Fund Inc.
================================================================================
Taxation (continued)
================================================================================

to the extent that the credit exceeds such liabilities. In addition, the stockholder would be entitled to increase the basis of his shares for federal income tax purposes by an amount equal to 65% of his proportionate share of the undistributed net capital gain.

     Stockholders receiving distributions in the form of additional shares purchased by the Plan Agent pursuant to the Dividend Reinvestment Plan will be treated for federal income tax purposes as receiving the amount of cash received by the Plan Agent on their behalf. In general, the basis of such shares will equal the price paid by the Plan Agent for such shares, including brokerage commissions.

     Sales of Shares. In general, if a share of Common Stock is sold, the seller will recognize gain or loss equal to the difference between the amount realized on the sale and the seller's adjusted basis in the share. However, any loss recognized by a stockholder within six months of purchasing the shares will be treated as a long-term capital loss to the extent of any capital gain dividends received by the stockholder and the stockholder's share of undistributed net capital gain. In addition, any loss realized on a sale of shares of Common Stock will be disallowed to the extent the shares disposed of are replaced within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any gain or loss realized upon a sale of shares by a stockholder who is not a dealer in securities will be treated as capital gain or loss.

     Backup Withholding. The Fund may be required to withhold federal income tax at the rate of 31% of any payments made to a stockholder if the stockholder has not provided a correct taxpayer identification number and certain required certifications to the Fund, or if the Secretary of the Treasury notifies the Fund that the number provided by a stockholder is not correct or that the stockholder has not reported all interest and dividend income required to be shown on the stockholder's federal income tax return.

     The foregoing discussion is a summary of certain of the current federal income tax laws regarding the Fund and investors in the shares of Common Stock and does not deal with all of the federal income tax consequences applicable to the Fund, or to all categories of investors, some of which may be subject to special rules. Prospective investors should consult their own tax advisors regarding the federal, state, local, foreign and other tax consequences to them of investments in the Fund.

High Income Opportunity Fund Inc.
================================================================================
Management of the Fund
================================================================================

     BOARD OF DIRECTORS

     The business and affairs of the Fund, including the general supervision of the duties performed by the Investment Manager under the Investment Management Agreement, are the responsibility of the Fund's Board of Directors.

     INVESTMENT MANAGER


     The Greenwich Street Advisors Division of Smith Barney Mutual Funds Management Inc. ("SBMFM" or the "Manager") serves as the Fund's investment manager. Smith Barney Mutual Funds Management Inc. was incorporated in 1968 and currently manages investment companies with total assets of approximately $68 billion at November 30, 1995. SBMFM is wholly-owned by Smith Barney Holdings Inc., the parent company of Smith Barney. Smith Barney Holdings Inc. is a wholly-owned subsidiary of Travelers Group Inc. ("Travelers"), a financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. SBMFM, Smith Barney Holdings Inc. and Smith Barney are each located at 388 Greenwich Street, New York, New York 10013.

     Subject to the supervision and direction of the Fund's Board of Directors, SBMFM manages the securities held by the Fund in accordance with the Fund's stated investment objectives and policies, makes investment decisions for the Fund, places orders to purchase and sell securities on behalf of the Fund and employs managers and securities analysts who provide research services to the Fund. The Fund pays the Investment Manager a fee for the services provided to the Fund that is computed daily and paid monthly at the annual rate of 1.15% of the value of the Fund's average daily net assets. This fee is higher than the rates for similar services paid by other publicly offered, closed-end, management investment companies that have investment objectives and policies similar to those of the Fund.

     Mr. John C. Bianchi, a Managing Director of the Greenwich Street Advisors division of SBMFM, has been responsible for management of the Fund's portfolio within the investment framework described above since the Fund's inception. Mr. Bianchi acts as principal portfolio manager for the Fund and for the following other funds: Smith Barney High Income Fund and Zenix Income Fund.


     Mr. Bianchi has more than fourteen years of investment advisory experience. He joined Greenwich Street Advisors in 1985. Prior thereto, Mr. Bianchi was employed as a Senior Investment Analyst at Metropolitan Life Insurance Company, where he worked in all sectors of the bond market, specializing in high grade

High Income Opportunity Fund Inc.
================================================================================
Management of the Fund (continued)
================================================================================

and high yield corporate bonds and notes. Mr. Bianchi holds a B.A. from Seton Hall University and an M.B.A. in Finance from Fairleigh Dickenson University.

================================================================================
Dividends and Distributions
================================================================================

     The Fund expects to pay monthly dividends of net investment income (income other than net realized gains) to the holders of the Common Stock. Under the Fund's current policy, which may be changed at any time by the Board of Directors, the Fund's monthly dividends will be made at a level that reflects the past and projected performance of the Fund, which policy over time will result in the distribution of all net investment income of the Fund. Net income of the Fund consists of all interest income accrued on the Fund's assets less all expenses of the Fund. Expenses of the Fund are accrued each day. Net realized capital gains, if any, will be distributed to the stockholders at least once a year.

================================================================================
Dividend Reinvestment Plan
================================================================================


     Under the Fund's Dividend Reinvestment Plan (the "Plan"), a stockholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by First Data as agent under the Plan, unless the stockholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the plan, unless the service is not provided by the broker or nominee or the stockholder elects to receive distributions in cash. Investors who own Common Stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to Fund stockholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of First Data as dividend-paying agent.


     If the Fund declares a dividend or capital gains distribution payable either in shares of Common Stock or in cash, stockholders who are not Plan participants will receive cash, and Plan participants will receive the equivalent amount in shares of Common Stock. When the market price of the Common Stock is equal to or exceeds the net asset value per share of the Common Stock on the Valuation Date (as defined below), Plan participants will be issued shares of Common Stock valued at the net asset value most recently determined as

High Income Opportunity Fund Inc.
================================================================================
Dividend Reinvestment Plan (continued)
================================================================================

described in the Statement of Additional Information under "Net Asset Value" or, if net asset value is less than 95% of the then current market price of the Common Stock, then at 95% of the market value. The Valuation Date is the dividend or capital gains distribution payment date or, if that date is not a NYSE trading day, the immediately preceding trading day.


     If the market price of the Common Stock is less than the net asset value of the Common Stock, or if the Fund declares a dividend or capital gains distribution payable only in cash, a broker-dealer not affiliated with Smith Barney, as purchasing agent for Plan participants (the "Purchasing Agent"), will buy Common Stock in the open market, on the NYSE or elsewhere, for the participants' accounts. If, following the commencement of the purchases and before the Purchasing Agent has completed its purchases, the market price exceeds the net asset value of the Common Stock, the average per share purchase price paid by the Purchasing Agent may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Fund at net asset value. Additionally, if the market price exceeds the net asset value of shares before the Purchasing Agent has completed its purchases, the Purchasing Agent is permitted to cease purchasing shares and the Fund may issue the remaining shares at a price equal to the greater of (a) net asset value or
(b) 95% of the then current market price. In a case where the Purchasing Agent has terminated open market purchases and the Fund has issued the remaining shares, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. First Data will apply all cash received as a dividend or capital gains distribution to purchase Common Stock on the open market as soon as practicable after the payment date of the dividend or capital gains distribution, but in no event later than 30 days after that date, except when necessary to comply with applicable provisions of the federal securities laws.

     First Data maintains all stockholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a stockholder for personal and tax records. The automatic reinvestment of dividends and capital gains will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Stock in the account of each Plan participant will be held by First Data on behalf of the Plan participant, and each stockholder's proxy will include those shares purchased pursuant to the Plan.

High Income Opportunity Fund Inc.
================================================================================
Dividend Reinvestment Plan (continued)
================================================================================


     Plan participants are subject to no charge for reinvesting dividends and capital gains distributions. First Data fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of Common Stock issued directly by the Fund as a result of dividends or capital gains distributions payable either in Common Stock or in cash. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to open market purchases made in connection with the reinvestment of dividends or capital gains distributions.

     Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by First Data, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to First Data Investor Services Group, Inc., P.O. Box 1376, Boston, Massachusetts 02104.


================================================================================
Repurchase of Shares
================================================================================


     The Fund's Board of Directors currently intends to consider from time to time repurchases of Common Stock on the open market or in private transactions or the making of tender offers for Common Stock. The Fund may repurchase shares of its Common Stock in the open market or in privately negotiated transactions when the Fund can do so at prices below their then current net asset value per share on terms that the Board of Directors believes represent a favorable investment opportunity.

     Before authorizing any repurchase of Common Stock or tender offer to the Common Stock stockholders, the Fund's Board of Directors will consider all relevant factors, including the market price of the Common Stock, its net asset value per share, the liquidity of the Fund's securities positions, the effect an offer or repurchase might have on the Fund or its stockholders and relevant market conditions. Any offer will be made in accordance with the requirements of the 1940 Act and the Securities Exchange Act of 1934. Although the matter will be subject to Board of Directors review, at this time a tender offer is not expected to be made if the anticipated benefit to stockholders and the Fund would not be commensurate with the anticipated cost to the Fund, or if the number of shares expected to be tendered would not be material. See the Statement of Additional Information for additional information concerning the repurchase of Common Stock.

High Income Opportunity Fund Inc.
================================================================================
Description of Shares
================================================================================

     The Fund was incorporated under the laws of the State of Maryland on July 30, 1993 by the Articles of Incorporation (the "Articles of Incorporation"). The Articles of Incorporation authorize issuance of the Common Stock. The Articles of Incorporation provide that the Fund shall continue without limitation of time.

     COMMON STOCK


                                                            Amount
                                                         Outstanding
                                                     Exclusive of Shares
                                                     Held by Fund for Its
                                    Amount Held       Own Account as of
                   Amount         by Fund for Its        January 15,
 Title of Class  Authorized         Own Account             1996
================================================================================
     Common      500,000,000
      Stock        Shares                0               69,858,000
================================================================================


     No shares, other than those currently outstanding, are offered for sale pursuant to this Prospectus. All shares of Common Stock have equal non-cumulative voting rights and equal rights with respect to dividends, assets and liquidation. Shares of Common Stock will be fully paid and non-assessable when issued and have no preemptive, conversion or exchange rights.

     ANTI-TAKEOVER PROVISIONS IN THE ARTICLES OF INCORPORATION

     The Fund's Articles of Incorporation include provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Directors, and could have the effect of depriving stockholders of an opportunity to sell their shares of Common Stock at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. Commencing with the first annual meeting of stockholders, the Board of Directors will be divided into three classes. At the annual meeting of stockholders, in each year thereafter, the term of one class will expire and each Director elected to the class will hold office for a term of three years. The classification of the Board of Directors in this manner could delay for an additional year the replacement of a majority of the Board of Directors. A Director may be removed from office only by vote of the holders of at least 75% of the shares of Common Stock entitled to be voted on the matter. In addition, the Articles of Incorporation require the affirmative vote of at least 75% of the Board of Directors and stockholders to authorize certain Fund transactions not in the ordinary course of business (including a merger) unless certain conditions are met which would have the result of reducing the number of Directors and stockholders necessary to approve such a transaction. See "Repurchase of Shares and Conversion to Open-End Fund" in the Statement of Additional Information.

High Income Opportunity Fund Inc.
================================================================================
Description of Shares (continued)
================================================================================

     The Board of Directors has determined that the 75% voting requirements described above, which are greater than the minimum requirements under Maryland law or the 1940 Act, are in the best interests of stockholders generally. Reference should be made to the Articles of Incorporation on file with the Securities and Exchange Commission for the full text of these provisions.

     CONVERSION TO OPEN-END FUND

     The Fund's Articles of Incorporation require the favorable vote of the holders of at least two-thirds of the shares of Common Stock then entitled to be voted on the matter to authorize the conversion of the Fund from a closed-end to an open-end investment company as defined in the 1940 Act, unless two-thirds of certain members of the Board of Directors approve such a conversion. In the latter case, the affirmative vote of a majority of the shares outstanding and entitled to vote on the matter will be required to approve an amendment to the Fund's Articles of Incorporation providing for the conversion of the Fund to an open-end investment company. A detailed description of the Fund's ability to convert to open-end status is discussed in the Statement of Additional Information.

================================================================================
Custodian and Transfer Agent
================================================================================


     PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103 acts as custodian of the Fund's investments. First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as agent in connection with the Plan and serves as the Fund's transfer agent, dividend-paying agent and registrar.


================================================================================
Experts
================================================================================

     The audited financial statements have been incorporated by reference in the Statement of Additional Information in reliance upon the report of KPMG Peat Marwick LLP, independent auditors, and upon the authority of said firm as experts in accounting and auditing.

High Income Opportunity Fund Inc.
================================================================================
Other Information
================================================================================

     The Prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Fund has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by its Rules and Regulations.

     The table of contents of the Statement of Additional Information is as follows:


                                                                            Page
                                                                            ----
     Investment Objectives and Policies ..............................      B-2
     Investment Restrictions .........................................      B-9
     Net Asset Value .................................................      B-11
     Taxation ........................................................      B-12
     Officers and Directors ..........................................      B-17
     Portfolio Transactions ..........................................      B-20
     Management of the Fund ..........................................      B-21
     Repurchase of Shares and Conversion to Open-End Fund ............      B-22
     Financial Statements ............................................      B-25


     No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, the information or representations must not be relied upon as having been authorized by the Fund, the Fund's investment manager or Smith Barney. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any security other than the shares of Common Stock offered by this Prospectus, nor does it constitute an offer to sell or a solicitation of an offer to buy the shares of Common Stock by anyone in any jurisdiction in which the offer or solicitation would be unlawful. Neither the delivery of this Prospectus nor any sale made hereunder will, under any circumstances, create any implication that there has been no change in the affairs of the Fund since the date of this Prospectus. If any material change occurs while this Prospectus is required by law to be delivered, however, this Prospectus will be supplemented or amended accordingly.

High Income Opportunity Fund Inc.
================================================================================
Appendix A
================================================================================

                             DESCRIPTION OF RATINGS

     DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

         Aaa -- Bonds that are rated Aaa are judged to be of the best quality, carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments with respect to these bonds are protected by a large or by an exceptionally stable margin, and principal is secure. Although the various protective elements applicable to these bonds are likely to change, those changes are most unlikely to impair the fundamentally strong position of these bonds.

         Aa -- Bonds that are rated Aa are judged to be of high quality by all standards and together with the Aaa group comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or other elements may be present that make the long-term risks appear somewhat larger than in Aaa securities.

         A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest with respect to these bonds are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds rated Baa are considered to be medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

         Ba -- Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safe-guarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

High Income Opportunity Fund Inc.
================================================================================
Appendix A (continued)
================================================================================

         Caa -- Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

         Ca -- Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ranking category.

     DESCRIPTION OF S&P CORPORATE BOND RATINGS:

         AAA -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB, B and CCC -- Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay

High Income Opportunity Fund Inc.
================================================================================
Appendix A (continued)
================================================================================

principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and CCC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         C -- The rating C is reserved for income bonds on which no interest is being paid.

         D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.

                                                                    SMITH BARNEY
                                                                    ------------

                                               A Member of Travelers Group[LOGO]




                                                                    Smith Barney
                                                                     High Income
                                                                     Opportunity
                                                                       Fund Inc.


                                                            388 Greenwich Street
                                                        New York, New York 10013
                                                                  (212) 723-9218


                                                              Fund 167, 226, 240
                                                                      FD 0249 G4